Consolidated Statements of Cash Flows - Cash and Cash Equivalents - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents consist of:
Cash	$ 405,559	$ 184,840
Cash equivalents	148,426	46,488
Cash and cash equivalents, end of the year	$ 553,985	$ 231,328